Non-controlling Interests (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current assets	$ 1,771,266,840	$ 1,601,683,087
Total non-current assets	2,218,450,150	1,822,263,193
Current liabilities	860,006,211	687,482,634
Non-current liabilities	1,457,195,469	1,399,081,065
Dividends paid	12,792,104	15,288,255
Non-controlling interests
IfrsStatementLineItems [Line Items]
Current assets	813,042,655	725,627,672
Total non-current assets	892,225,098	733,472,890
Current liabilities	549,971,229	409,331,274
Non-current liabilities	$ 145,249,838	$ 187,674,051